UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Judy K. Mencher
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:
/s/ Judy K. Mencher     Wellesley, MA        November 11, 2004

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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,
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:            	    31
Form 13F Information Table Value Total:      	110,001
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

AES CORPORATION	COM	00130H105	899	90,000	SH		SOLE		90,000
ALDERWOODS GROUP INC	COM	014383103	6,401	648,191	SH		SOLE		648,191
AMERICAN DENTAL PARTNERS	COM	025353103	1,545	77,250	SH		SOLE		77,250
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	32,463	37,100	SH		SOLE		37,100
BCE INC	COM	05534B109	2,160	100,000	SH		SOLE		100,000
CV THERAPEUTICS INC	COM	126667104	563	45,000	SH		SOLE		45,000
CAESARS ENT.	COM	127687101	1,670	100,000	SH		SOLE		100,000
CALPINE CORP.	COM	131347106	725	250,000	SH		SOLE		250,000
CARRIAGE SVCS INC	COM	143905107	1,892	400,000	SH		SOLE		400,000
CENVEO INC	COM	15670S105	3,284	938,200	SH		SOLE		938,200
CHARTER COMM.	NOTE 5.750%
	10/1	16117MAB3	12,238	13,750	SH		SOLE		13,750
COLLINS & AIKMA	COM NEW	194830204	836	200,000	SH		SOLE		200,000
DOMTAR INC	COM	257561100	452	37,500	SH		SOLE		37,500
EXIDE TECHNOLOGIES	COM NEW	302051206	1,812	114,342	SH		SOLE		114,342
FRIENDLY ICE CREAM CORP	COM	358497105	883	91,500	SH		SOLE		 91,500
GAMETECH INC.	COM	36466D102	974	200,000	SH		SOLE		200,000
GENESIS HEALTH	COM	37184D101	4,409	145,000	SH		SOLE		145,000
HAMMONS JOHN Q HOTELS INC	CL A	408623106	1,095	100,000	SH		SOLE		100,000
INTERNET CAP GROUP INC	COM  NEW	46059C205	1,938	300,000	SH		SOLE		300,000
INTERSTATE BAKERIES CORP.	COM	46072H108	340	87,265	SH		SOLE		87,265
KROGER CO.	COM	501044101	776	50,000	SH		SOLE		50,000
LAKES ENTERTAINMENT INC.	COM	51206P109	1,310	125,000	SH		SOLE		125,000
LEARNING CARE	COM	52200L102	216	72,349	SH		SOLE		72,349
MTR GAMING GROUP INC	COM	553769100	4,660	500,000	SH		SOLE		500,000
RADIOLOGIX INC	COM	75040K109	3,860	1,087,200	SH		SOLE		1,087,200
RES-CARE INC	COM	760943100	1,171	98,800	SH		SOLE		98,800
SUNTERRA 3.75%	NOTE 3.750%
	3/2	86787DAC3	724	800	SH		SOLE		800
SUNTERRA CORPORATION	COM NEW	86787D208	14,324	1,503,083	SH		SOLE		1,503,083
WYNDHAM	CLA	983101106	1,640	2,000,000	SH		SOLE		2,000,000
YOUBET COM INC	COM	987413101	3,450	1,249,955	SH		SOLE		1,249,955
ZILOG  INC	COM PAR
	$0.01	989524301	1,291	223,800	SH		SOLE		223,800
GRAND TOTAL	110,001	10,886,085	10,886,085